Stockholders' Equity (China Greenstar Holdings Limited [Member])	9 Months Ended
Sep. 30, 2014
China Greenstar Holdings Limited [Member]
Stockholders' Equity

5.	Stockholders’ equity

Common stock

On July 29, 2014, the Company issued 100 shares of common stock as founder shares to Forever Prosperous at par value.

Additional paid-in capital

Additional paid-in capital represents the fund injected by the controlling shareholder to the Group for daily operations.

Statutory Reserve

The Company’s China-based subsidiary to be set up is required to make appropriations to certain non-distributable reserve funds.

Pursuant to the China Foreign Investment Enterprises laws, the Company’s China-based subsidiary to be set up, which are called wholly foreign-owned enterprise (“WFOE”), have to make appropriations from their after-tax profit as determined under generally accepted accounting principles in the PRC (the “after-tax-profit under PRC GAAP”) to non-distributable reserve funds, including (i) general reserve fund and (ii) staff bonus and welfare fund. Each year, at least 10% of the after-tax-profit under PRC GAAP is required to be set aside as general reserve fund until such appropriations for the fund equal 50% of the paid-in capital of the applicable entity. The appropriation for the other two reserve funds named enterprise development reserve and employee welfare fund is at the Group’s discretion as determined by the Board of Directors of each entity.

General reserve and statutory surplus funds are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company. Staff welfare and bonus fund are restricted to capital expenditures for the collective welfare of employees. The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor are they allowed for distribution except under liquidation.

As of September 30, 2014and December 31, 2013, respectively, there was no profit appropriation to the statutory surplus fund or general reserve fund.

A significant part of the Group’s businesses is transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either though the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts. These exchange control measures imposed by the PRC government authorities may restrict the ability of the Company’s PRC subsidiary to transfer its net assets, which to the Company though loans, advances or cash dividends.